LIQUIDITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 11, 2021	Jul. 08, 2021
Net loss		$ (7,650,076)	$ 3,528,279	$ (6,280,066)	$ 1,435,418	$ (7,941,215)	$ (2,482,605)	$ (10,401,863)	$ (8,988,402)	$ (17,036,837)	$ (11,812,797)
Net cash used in operating activities								(6,985,702)	(1,926,576)	$ (2,526,155)	$ (1,390,858)
Exercise price of warrant													$ 5.50
Liquidity [Member]
Net loss									$ 3,543,887
Public offering allotment								13,800,000
Net cash used in operating activities								$ (6,985,702)
Cash balance												$ 3,661,179
Exercise price of warrant	$ 5.50
Common stock purchase warrants (in Shares)	4,249,596